OTHER RECEIVABLE (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
ACCOUNT RECEIVABLES
Rental deposit	$ 254,600	$ 0
Others	21,800	0
Other receivable	$ 276,400	$ 0